Convertible Preference Shares of Subsidiary	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Convertible Preference Shares Of Subsidiary [Abstract]
Convertible Preference Shares Of Subsidiary [Text Block]
NOTE 5.  Convertible Preference Shares of Subsidiary

In 2008, the Company’s Malaysian subsidiary, WGBM, issued Series A convertible preference shares (“CPS”) to Malaysian Technology Development Corporation Sdn. Bhd. (“MTDC”), a venture capital and development firm in Malaysia, in a private placement under a Share Subscription and Shareholders’ Agreement dated May 8, 2008, at the U.S. dollar equivalent of $2.25 per share. In 2009 and 2010, WGBM issued Series B CPS to Expedient Equity Ventures Sdn. Bhd. (“EEV”) and Prima Mahawangsa Sdn. Bhd. (“PMSB”), both venture capital and development firms in Malaysia, in a private placement under a Share Subscription Agreement dated April 3, 2009, (“Series B SSA”) at the U.S. dollar equivalent of $2.25 per share. In 2009, WGBM issued Series B CPS to Kumpulan Modal Perdana Sdn. Bhd. (“KMP”), a venture capital and development firm in Malaysia, in a private placement under a Share Subscription Agreement dated July 1, 2009, at the U.S. dollar equivalent of $2.25 per share.

In 2010, both EEV and KMP exercised their option (see Paragraph (b) below) to sell to the Company their holdings of 222,222 and 188,057 Series B CPS, respectively, in exchange for shares of the Company’s common stock.

These transactions, along with the issuance of Series C CPS in 2011 (see below), are summarized as follows:

Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000		444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000		444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500		222,222
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000		222,222
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		1,333,332

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303		3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,567,066

Under the terms of a Deed of Adherence dated April 3, 2009 (and under the Series C SSA, as defined below), certain rights of the holders of the Series A CPS were modified. In addition, under the terms of the Series B SSA, the use of funds raised through the issuance of both Series A and Series B CPS was restricted, requiring at least 60% of the total to be utilized for the Company’s operations in Malaysia.

Following these modifications, the rights of the holders of Series A and B CPS included, but were not limited to, the right:

(a)
to put to the Company their CPS (or ordinary shares in WGBM received on conversion of those CPS under paragraph (c) below) at any time during the year 2011 that the share price of the Company’s common stock is below $2.25 in order to redeem for cash (or, at the holder’s option, shares of Company common stock of equivalent value) the amount originally invested in USD plus a premium of 8%, compounded annually, with yearly rests (each year’s accrued interest would be forfeited in the event of redemption prior to the anniversary of the initial investment) (the “Redemption Option,” since amended for Series A and expired for Series B, see below);

(b)
to cause the Company to exchange their CPS for common stock of the Company at an exchange rate of US$2.25 per share of common stock, provided, in the case of Series B CPS, that commencing on August 1, 2010, if during the 10-day trading period immediately prior to the holder’s exercise notice the average closing price of the Company’s common stock is less than US$2.647, then the holder may exchange CPS at an exchange rate equal to 85% of such 10-day average closing price. This option, previously exercised by EEV and KMP, has expired for MTDC’s Series A CPS and expires on April 3, 2014, for PMSB’s Series B CPS (the “Conversion Option”);

(c)	to convert their CPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of three ordinary shares per $100 invested in CPS;

(d)
to cause the subsidiary, WGBM, to redeem the CPS in whole or in part at any time after December 31, 2011, for the principal paid plus a premium of 20% per annum, not compounding, from funds legally available for distribution (which is determined based on stock par value, premiums paid and retained earnings) (the “WGBM Redemption Right”);

(e)	of first offer on any transfers or new issuance of subsidiary shares; and

(f)	for each of Series A and Series B CPS, to appoint one of the seven directors of the subsidiary (see below also).

Since the Conversion Option affords holders of Series B CPS the right to receive a variable number of shares of the Company’s common stock, this feature is not indexed to the Company’s equity and is therefore accounted for as a derivative liability, with the estimated fair value being calculated at each reporting date using a Monte Carlo Simulation approach, using key input variables provided by management, with changes in fair value recorded as gains or losses on revaluation in non-operating income (expense).

On December 31, 2011, the Series B CPS Redemption Option lapsed. The value of the derivative liability for the conversion element increased significantly as a result. During the quarter ended June 30, 2013, the Company recorded an adjustment to accrete the Series B CPS to their maximum redemption amount under the WGBM Redemption Right at the balance sheet date, net of the related derivatives, and recorded this amount in temporary equity with a related deemed dividend which was charged against additional paid-in capital.

Series B CPS derivative liability fair values at June 30, 2013 and 2012, were estimated to be $1,213,727 and $1,327,769, respectively, using a closing stock price of $0.04 and $0.07, respectively, and based on the following assumptions:

	June 30, 2013	June 30, 2012

Risk-free interest rate	0.11%	0.26%
Expected remaining term	0.61 Years	1.41 Years
Expected volatility	135.80%	106.00%
Dividend yield	0%	0%

Series B CPS derivative liability fair values at December 31, 2012 and 2011, were estimated to be $1,210,909 and $1,245,101, respectively. The increase in the fair value of this derivative liability of $2,818 and $82,668 during the six months ended June 30, 2013 and 2012, respectively, was recorded as a revaluation loss (see Note 9).

Pursuant to a notice dated March 14, 2013, PMSB sought to exercise such redemption rights with respect to its Series B CPS. WGBM responded in a letter dated April 3, 2013 that under the Malaysian Company Act 1965, WGBM did not have funds legally available for distribution and accordingly could not legally redeem PMSB’s Series B CPS. PMSB’s Series B CPS have not yet been redeemed and PMSB retains ownership of such CPS, along with the WGBM Redemption Right and other rights associated with such CPS.

Based on the average closing price of the Company’s common stock of $0.040 in the 10-day trading period immediately prior to June 30, 2013, PMSB could have received 29,411,765 shares of such stock assuming exercise of the Conversion Option on that date. In a letter dated May 29, 2013, counsel for PMSB indicated that PMSB intended to pursue winding-up proceedings against WGBM (see Note 12).

On December 9, 2011, the terms of the Series A CPS were amended by a Letter Agreement with MTDC (the “MTDCLA”) to extend the period during which MTDC could exercise the Redemption Option from December 31, 2011 to April 3, 2014. In addition, the holder’s option to elect to receive shares of Company common stock of equivalent value (see above) was amended to give the Company the option, upon the exercise of the Redemption Option, to pay in shares of its common stock at an Applicable Stock Price (“ASP”), calculated as 85% of the average closing price of that stock during the 10-day trading period immediately prior to MTDC’s exercise notice. Further, the ASP is subject to a ceiling of $1.55 and a floor of $0.10. The amendment that allows the Company to settle the Redemption Option in a variable number of shares causes the Redemption Option to no longer be considered indexed to the Company’s equity. As a result, the Company recognizes the Redemption Option as an embedded derivative requiring bifurcation and the host instrument (the Series A CPS absent the Redemption Option) as part of temporary equity. During the quarter ended June 30, 2013, the Company recorded an adjustment to accrete the Series A CPS to their maximum redemption amount under the WGBM Redemption Right at the balance sheet date, net of the related derivatives, and recorded this amount in temporary equity with a related deemed dividend which was charged against additional paid-in capital.

The Series A CPS derivative liability fair values at June 30, 2013 and 2012, were estimated to be $770,641 and $1,346,035, respectively, using a closing stock price of $0.04 and $0.07, respectively, and based on the following assumptions:

	June 30, 2013		June 30, 2012

Risk-free interest rate	0.02% - 0.08%	0	0.22% - 0.26%
Expected remaining term	0.11 - 0.41 Years		1.05 - 1.41 Years
Expected volatility	111.30 - 123.77%		105.96 - 114.25%
Dividend yield	0%		0%

Series A CPS derivative liability fair values at December 31, 2012 and 2011, were estimated to be $619,652 and $2,135,715, respectively. The increase in the fair value of this derivative liability of $150,989 during the six months ended June 30, 2013, was recorded as a revaluation loss and the decrease in the fair value of this derivative liability of $789,680 during the six months ended June 30, 2012, was recorded as a revaluation gain (see Note 9).

On June 30, 2013, the cash value of the Redemption Option was $2,720,978. Since 85% of the average closing price of the Company’s common stock of $0.040 in the 10-day trading period immediately prior to June 30, 2013, was less than the ASP floor of $0.10, if MTDC had requested redemption/conversion on that date, the Company could have settled this liability by issuing 27,209,779 shares of its common stock.

On March 10, 2011, WGBM received $5,000,000, less issuance costs totaling $6,272, in exchange for the issuance of 3,233,734 Series C convertible preference shares (“CPS”) to MTDC, in a private placement at the U.S. dollar equivalent of $1.5462 per share, representing the first subscription under a Share Subscription Agreement dated December 14, 2010, (“Series C SSA”) to sell 3,233,734 Series C CPS at an initial closing and, should MTDC so elect within 36 months of the initial closing, to sell 1,077,911 shares of Series C CPS at a subsequent closing at the U.S. dollar equivalent of US$2.3193 per share. MTDC may also elect to convert their Series C CPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of one ordinary share per 100 CPS. MTDC may appoint one of the seven directors of WGBM (in addition to the director it may appoint as the holder of Series A CPS), and an additional independent director may be jointly appointed by MTDC and the Company. Each Series C CPS issued at theinitial closing can convert into one share of the Company on April 3, 2014 (this was extended from December 20, 2011, by the MTDCLA), and each Series C CPS issued at the subsequent closing will convert into one share of the Company on the anniversary of that closing, but the Series C may convert at any earlier date following each closing at MTDC’s option.

WGBM is authorized to issue 200,000,000 preference shares with a par value of RM0.01. There were 4,977,345 preference shares (including 410,279 Series B CPS held by the Company upon exercise by EEV and KMP of their options) issued and outstanding at June 30, 2013, and December 31, 2012.

NOTE 6.  Convertible Preference Shares of Subsidiary

In 2008, the Company’s Malaysian subsidiary, WGBM, issued Series A convertible preference shares (“CPS”) to Malaysian Technology Development Corporation Sdn. Bhd. (“MTDC”), a venture capital and development firm in Malaysia, in a private placement under a Share Subscription and Shareholders’ Agreement dated May 8, 2008, at the U.S. dollar equivalent of $2.25 per share. In 2009 and 2010, WGBM issued Series B CPS to Expedient Equity Ventures Sdn. Bhd. (“EEV”) and Prima Mahawangsa Sdn. Bhd. (“PMSB”), both venture capital and development firms in Malaysia, in a private placement under a Share Subscription Agreement dated April 3, 2009, (“Series B SSA”) at the U.S. dollar equivalent of $2.25 per share. In 2009, WGBM issued Series B CPS to Kumpulan Modal Perdana Sdn. Bhd. (“KMP”), a venture capital and development firm in Malaysia, in a private placement under a Share Subscription Agreement dated July 1, 2009, at the U.S. dollar equivalent of $2.25 per share.

In 2010, both EEV and KMP exercised their option (see Paragraph (b) below) to sell to the Company their holdings of 222,222 and 188,057 Series B CPS, respectively, in exchange for shares of the Company’s common stock.

These transactions, along with the issuance of Series C CPS in 2011 (see below), are summarized as follows:

Class	Number	Initial	Issuance	Gross	Issuance	Exchange	Net Cash	Date if	CPS
of CPS	of CPS	Investor	Date	Proceeds	(Costs)	Gain (loss)	Proceeds	Exchanged	Outstanding

Series A	444,444	MTDC	07/18/2008	$1,000,000	$(30,000)	$—	$970,000		444,444
Series A	444,444	MTDC	11/27/2008	1,000,000	(30,000)	—	970,000		444,444
Series B	111,111	EEV	06/08/2009	250,000	(19,393)	(18,029)	212,578	08/17/2010	—
Series B	111,111	EEV	03/09/2010	250,000	(8,929)	(3,005)	238,066	08/17/2010	—
Series B	222,222	PMSB	09/23/2009	500,000	(7,500)	—	492,500		222,222
Series B	222,222	PMSB	05/13/2010	500,000	(5,000)	—	495,000		222,222
Series B	188,057	KMP	09/18/2009	423,128	(11,319)	—	411,809	09/29/2010	—

Subtotal	1,743,611			3,923,128	(112,141)	(21,034)	3,789,953		1,333,332

Series C	3,233,734	MTDC	03/10/2011	5,000,000	(6,272)	58,575	5,052,303		3,233,734

	4,977,345			$8,923,128	$(118,413)	$37,541	$8,842,256		4,567,066

Under the terms of a Deed of Adherence dated April 3, 2009 (and under the Series C SSA, as defined below), certain rights of the holders of the Series A CPS were modified. In addition, under the terms of the Series B SSA, the use of funds raised through the issuance of both Series A and Series B CPS was restricted, requiring at least 60% of the total to be utilized for the Company’s operations in Malaysia.

Following these modifications, the rights of the holders of Series A and B CPS included, but were not limited to, the right:

(a)   to put to the Company their CPS (or ordinary shares in WGBM received on conversion of those CPS under paragraph (c) below) at any time during the year 2011 that the share price of the Company’s common stock is below $2.25 in order to redeem for cash (or, at the holder’s option, shares of Company common stock of equivalent value) the amount originally invested in USD plus a premium of 8%, compounded annually, with yearly rests (each year’s accrued interest would be forfeited in the event of redemption prior to the anniversary of the initial investment) (the “Redemption Option,” since amended for Series A and expired for Series B, see below);

(b)   to cause the Company to exchange their CPS for common stock of the Company at an exchange rate of US$2.25 per share of common stock, provided, in the case of Series B CPS, that commencing on August 1, 2010, if during the 10-day trading period immediately prior to the holder’s exercise notice the average closing price of the Company’s common stock is less than US$2.647, then the holder may exchange CPS at an exchange rate equal to 85% of such 10-day average closing price. This option expires on May 8, 2013, for MTDC’s Series A CPS, on April 3, 2014, for EEV’s and PMSB’s Series B CPS and on July 1, 2014, for KMP’s Series B CPS (the “Conversion Option,” since exercised by EEV and KMP);

(c)   to convert their CPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of three ordinary shares per $100 invested in CPS;

(d)   to cause the subsidiary, WGBM, to redeem the CPS in whole or in part at any time after December 31, 2011, for the principal paid plus a premium of 20% per annum, not compounding, from funds legally available for distribution (i.e. retained earnings; there is presently an accumulated deficit in WGBM in excess of $3 million);

(e)   of first offer on any transfers or new issuance of subsidiary shares; and

(f)    for each of Series A and Series B CPS, to appoint one of the seven directors of the subsidiary (see below also).

Since the Conversion Option affords holders of Series B CPS the right to receive a variable number of shares of the Company’s common stock, this feature is not indexed to the Company’s equity and is therefore accounted for as a derivative liability, with the estimated fair value being calculated at each reporting date using a Monte Carlo Simulation approach, using key input variables provided by management, with changes in fair value recorded as gains or losses on revaluation in non-operating income (expense).

On December 31, 2011, the Series B CPS Redemption Option lapsed. The Series B CPS recorded in temporary equity was transferred to permanent equity and the value of the derivative liability for the conversion element, now the only substantive right available to PMSB, increased significantly as a result.

Series B CPS fair values at December 31, 2012 and 2011, were estimated to be $1,210,909 and $1,245,101, respectively, using a closing stock price of $0.03 and $0.16, respectively, and based on the following assumptions:

	December 31, 2012	December 31, 2011

Risk-free interest rate	0.16%	0.28%
Expected remaining term	1.00 Years	1.81 Years
Expected volatility	125.53%	81.69%
Dividend yield	0%	0%

The net decrease in the fair value of the Series B CPS derivative liability of $34,192 during the year ended December 31, 2012, was recorded as a revaluation gain, and the net increase in the fair value of this derivative liability of $1,051,013 (which arose principally due to the lapse of the conversion option) during the year ended December 31, 2011, was recorded as a revaluation loss (see Note 10).

Based on the average closing price of the Company’s common stock of $0.030 in the 10-day trading period immediately prior to December 31, 2012, PMSB could have converted their Series B CPS into 39,215,686 shares of such stock had they exercised the Conversion Option on that date.

On December 9, 2011, the terms of the Series A CPS were amended by a Letter Agreement with MTDC (the “MTDCLA”) to extend the period during which MTDC could exercise the Redemption Option from December 31, 2011 to April 3, 2014. In addition, the holder’s option to elect to receive shares of Company common stock of equivalent value (see above) was amended to give the Company the option, upon the exercise of the Redemption Option, to pay in shares of its common stock at an Applicable Stock Price (“ASP”), calculated as 85% of the average closing price of that stock during the 10-day trading period immediately prior to MTDC’s exercise notice. Further, the ASP is subject to a ceiling of $1.55 and a floor of $0.10.

The amendment that allows the Company to settle the Redemption Option in a variable number of shares causes the Redemption Option to no longer be considered indexed to the Company’s equity. As a result, the Company recognized the Redemption Option as an embedded derivative requiring bifurcation effective December 9, 2011. The Company valued the Redemption Option utilizing a Monte Carlo Simulation, using a stock price of $0.16 and assumptions of estimated volatilities of 78.02% to 80.22%, risk-free interest rates of 0.27% and estimated remaining terms of 1.61 to 1.96 years; the fair value of the Redemption Option was estimated to be $2,198,828. The host instrument (the Series A CPS absent the Redemption Option) is not redeemable and therefore should be classified as part of permanent equity. Accordingly, this modification to the Series A CPS resulted in (1) the recognition of a derivative liability of $2,198,828, (2) the elimination of temporary equity of $2,519,424, and (3) an increase in permanent equity of $320,596. As the fair value of the amended Series A CPS was $320,390 less than the carrying amount of the accreted Series A CPS prior to the amendment, $320,390 of the amount transferred to permanent equity was treated as reversal of prior accretion of the Series A CPS.

Series A CPS fair values at December 31, 2012 and 2011, were estimated to be $619,652 and $2,135,715, respectively, using a closing stock price of $0.03 and $0.16, respectively, and based on the following assumptions:

	December 31, 2012	December 31, 2011

Risk-free interest rate	0.11% - 0.15%	0.28%
Expected remaining term	0.55 – 0.90 Years	1.55 - 1.90 Years
Expected volatility	123.55% - 127.94%	81.15% - 82.83%
Dividend yield	0%	0%

The net decrease in the fair value of the Series A CPS derivative liability of $1,516,063 and $63,113 during the year ended December 31, 2012, and during the 22 days ended December 31, 2011, respectively, was recorded as a revaluation gain (see Note 10).

On December 31, 2012, the cash value of the Redemption Option was $2,720,978. Since 85% of the average closing price of the Company’s common stock of $0.030 in the 10-day trading period immediately prior to December 31, 2012, was less than the ASP floor of $0.10, the Company could have settled this liability by issuing 27,209,779 shares of its common stock if MTDC had exercised the Conversion Option on that date.

On March 10, 2011, WGBM issued 3,233,734 Series C CPS to MTDC in a private placement at the U.S. dollar equivalent of $1.5462 per share, representing the first subscription under a Share Subscription Agreement dated December 14, 2010, (“Series C SSA”) to sell 3,233,734 Series C CPS at an initial closing and, should MTDC so elect within 36 months of the initial closing, to sell 1,077,911 shares of Series C CPS at a subsequent closing at the U.S. dollar equivalent of US$2.3193 per share (see Note 9). MTDC may also elect to convert their Series C CPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of one ordinary share per 100 CPS. MTDC may appoint one of the seven directors of the subsidiary (in addition to the director they may appoint as the holder of Series A CPS), and an additional independent director may be jointly appointed by MTDC and the Company. Each Series C CPS issued at the initial closing can convert into one share of the Company on April 3, 2014 (this was extended from December 20, 2011, by the MTDCLA), and each Series C CPS issued at the subsequent closing will convert into one share of the Company on the anniversary of that closing, but the Series C may convert at any earlier date following each closing at MTDC’s option.

WGBM is authorized to issue 200,000,000 preference shares with a par value of RM0.01. There were 4,977,345 preference shares (including 410,279 Series B CPS held by the Company upon exercise by EEV and KMP of their options) issued and outstanding at December 31, 2012 and 2011.